Loans and borrowings - Disclosure of security pledges (Details) - EUR (€) € in Thousands	Sep. 30, 2022	Mar. 31, 2022
Pledge of shares of consolidated companies (net equity in subsidiaries)
Disclosure of detailed information about borrowings [line items]
Financial assets pledged as collateral for liabilities	€ 146,383	€ 163,029
Pledge of trade receivables, other current receivables, prepaid expenses and income tax receivable
Disclosure of detailed information about borrowings [line items]
Financial assets pledged as collateral for liabilities	35,727	48,617
Pledge of cash in hand
Disclosure of detailed information about borrowings [line items]
Financial assets pledged as collateral for liabilities	€ 22,956	€ 6,913